Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 3,270,456	$ 3,270,456
Finite-Lived Intangible Assets, Accumulated Amortization	2,122,999	1,575,539
Finite-Lived Intangible Assets, Net	1,147,457	1,694,917
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,877,415	1,877,415
Finite-Lived Intangible Assets, Accumulated Amortization	1,439,351	1,063,869
Finite-Lived Intangible Assets, Net	438,064	813,546
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	31,006	31,006
Finite-Lived Intangible Assets, Accumulated Amortization	31,006	29,283
Finite-Lived Intangible Assets, Net		1,723
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	1,362,035	1,362,035
Finite-Lived Intangible Assets, Accumulated Amortization	652,642	482,387
Finite-Lived Intangible Assets, Net	$ 709,393	$ 879,648